Financial gain (loss) - Disclosure of net financial income (loss) (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Financial Income (Loss) [Abstract]
Interest on bond loans	€ 0	€ (2,155)
Interest on convertible loan notes	0	(1,356)
Interest on PGE	0	(22)
Interest on royalty certificates	(2,527)	(983)
Interest on lease liabilities	(13)	(19)
(Increase) / decrease in derivatives fair value	0	(175)
Increase / (decrease) in other liabilities / (assets) at fair value through profit and loss	0	(1,051)
Foreign exchange losses	(2,223)	(954)
Other financial expense	(6)	(6)
Financial expenses	(4,769)	(6,723)
Interest income	644	859
(Increase) / decrease in derivatives fair value	0	145
Increase / (decrease) in other liabilities (assets) at fair value through profit and loss	3,274	0
Effect of unwinding the discount related to advances made to CROs	125	233
Day-one gain on recognition of financial liabilities	0	147
Foreign exchange gains	8,715	80
Other financial income	0	88
Financial income	12,759	1,552
Financial gain (loss)	€ 7,989	€ (5,170)